Stock-Based Compensation (Summary Of Non-Vested Stock Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary of Non-Vested Stock Activity
Non-vested, Beginning Balance	454,380	378,399
Granted	156,644	153,616
Credited from dividends	10,430	11,320
Performance stock unit adjustment	(40,112)	(50,600)
Vested	(156,256)	(23,580)
Forfeited	(2,545)	(14,775)
Non-vested, Ending Balance	422,541	454,380
Non-vested, Beginning, Weighted Average Grant Date Fair Value per Unit	$ 26.43	$ 23.31
Granted, Weighted Average Grant Date Fair Value per Unit	$ 38.21	$ 40.41
Credited from dividends, Weighted Average Grant Date Fair Value per Unit	$ 35.74	$ 27.31
Performance stock unit adjustment, Weighted Average Grant Date Fair Value per Unit	$ 10.68	$ 38.92
Vested, Weighted Average Grant Date Fair Value per Unit	$ 16.42	$ 38.92
Forfeited, Weighted Average Grant Date Fair Value per Unit	$ 36.43	$ 29.96
Non-vested, Ending, Weighted Average Grant Date Fair Value per Unit	$ 36.16	$ 26.43
Restricted Stock Units [Member]
Summary of Non-Vested Stock Activity
Non-vested, Beginning Balance	156,665	121,397
Granted	52,046	60,501
Credited from dividends	3,358	3,627
Performance stock unit adjustment	0	0
Vested	(69,243)	(23,580)
Forfeited	(1,022)	(5,280)
Non-vested, Ending Balance	141,804	156,665
Performance Stock Units [Member]
Summary of Non-Vested Stock Activity
Non-vested, Beginning Balance	297,715	257,002
Granted	104,598	93,115
Credited from dividends	7,072	7,693
Performance stock unit adjustment	(40,112)	(50,600)
Vested	(87,013)	0
Forfeited	(1,523)	(9,495)
Non-vested, Ending Balance	280,737	297,715